Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.4%
American Airlines Group Inc., 6.50%, 07/01/25	$5,695	$6,992,435
Copa Holdings SA, 4.50%, 04/15/25	2,000	3,697,620
GOL Equity Finance SA, 3.75%, 07/15/24(a)	3,800	1,823,468
JetBlue Airways Corp., 0.50%, 04/01/26	4,275	3,416,409
Southwest Airlines Co., 1.25%, 05/01/25	9,180	11,050,333
Spirit Airlines Inc., 1.00%, 05/15/26	2,850	2,368,379
		29,348,644
Auto Manufacturers — 3.0%
Arrival SA, 3.50%, 12/01/26(a)	2,100	525,462
Fisker Inc., 2.50%, 09/15/26(a)	4,100	1,959,841
Ford Motor Co., 0.00% 03/15/26(b)	13,090	13,319,729
Li Auto Inc., 0.25%, 05/01/28	4,900	5,572,966
Lucid Group Inc., 1.25%, 12/15/26(a)	11,450	7,377,807
NIO Inc.
0.00%, 02/01/26(b)	4,275	3,939,028
0.50%, 02/01/27	4,275	3,542,351
		36,237,184
Auto Parts & Equipment — 0.2%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	3,850	2,364,054
Banks — 0.6%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,550	1,655,354
BofA Finance LLC
0.25%, 05/01/23	1,435	1,519,966
0.60%, 05/25/27	2,000	2,248,120
Deutsche Bank AG/London, 1.00%, 05/01/23	1,345	1,428,121
		6,851,561
Biotechnology — 5.9%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27(a)	5,900	6,303,619
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	2,820	3,111,560
1.25%, 05/15/27	3,428	3,877,342
Bridgebio Pharma Inc.
2.25%, 02/01/29	4,250	1,456,730
2.50%, 03/15/27	3,120	1,492,514
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	1,975	2,056,963
Cytokinetics Inc., 3.50%, 07/01/27(a)	3,075	3,326,535
Esperion Therapeutics Inc., 4.00%, 11/15/25	1,550	936,324
Guardant Health Inc., 0.00% 11/15/27(b)	6,790	4,566,750
Halozyme Therapeutics Inc.
0.25%, 03/01/27	4,585	4,317,190
1.00%, 08/15/28(a)	4,100	4,578,675
Illumina Inc., 0.00% 08/15/23(b)	4,265	4,146,774
Innoviva Inc., 2.13%, 03/15/28(a)	1,600	1,297,584
Insmed Inc., 0.75%, 06/01/28	3,275	2,909,150
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(b)	3,600	3,455,604
0.13%, 12/15/24	3,126	2,894,488
Livongo Health Inc., 0.88%, 06/01/25	3,125	2,794,875
NeoGenomics Inc., 0.25%, 01/15/28	2,125	1,418,629
PTC Therapeutics Inc., 1.50%, 09/15/26	1,775	1,952,997
Sarepta Therapeutics Inc.
1.25%, 09/15/27(a)	6,425	7,321,095
1.50%, 11/15/24	2,400	4,326,960
Travere Therapeutics Inc., 2.25%, 03/01/29	1,950	1,894,991
		70,437,349
Chemicals — 0.1%
Amyris Inc., 1.50%, 11/15/26	4,250	1,336,752
Security	Par (000)	Value

Coal — 0.3%
Peabody Energy Corp., 3.25%, 03/01/28(a)	$1,875	$3,061,725

Commercial Services — 4.3%
2U Inc., 2.25%, 05/01/25	2,239	1,677,907
Affirm Holdings Inc., 0.00% 11/15/26(b)	9,825	6,223,351
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	2,850	2,391,777
Block Inc.
0.00%, 05/01/26(b)	3,275	2,791,938
0.13%, 03/01/25	5,701	5,822,260
0.25%, 11/01/27	3,379	2,726,752
0.50%, 05/15/23	2,330	2,663,423
Chegg Inc.
0.00%, 09/01/26(b)	3,205	2,534,738
0.13%, 03/15/25	3,981	3,542,891
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	2,989	2,930,326
FTI Consulting Inc., 2.00%, 08/15/23	1,854	2,937,682
Marathon Digital Holdings Inc., 1.00%, 12/01/26	4,400	1,377,860
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,505	2,010,688
Sabre GLBL Inc., 4.00%, 04/15/25	1,888	2,142,465
Shift4 Payments Inc.
0.00%, 12/15/25(b)	3,935	4,212,260
0.50%, 08/01/27	3,600	3,217,860
Stride Inc., 1.13%, 09/01/27	2,392	2,479,188
		51,683,366
Computers — 4.1%
3D Systems Corp., 0.00% 11/15/26(b)	2,825	2,087,873
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,275	3,603,614
Insight Enterprises Inc., 0.75%, 02/15/25	2,001	3,337,208
KBR Inc., 2.50%, 11/01/23	1,990	4,065,729
Lumentum Holdings Inc.
0.25%, 03/15/24	2,560	2,867,251
0.50%, 12/15/26	5,971	5,451,045
0.50%, 06/15/28(a)	4,900	3,931,221
PAR Technology Corp., 1.50%, 10/15/27	1,500	1,194,285
Parsons Corp., 0.25%, 08/15/25	2,365	2,587,428
Pure Storage Inc., 0.13%, 04/15/23	3,030	3,382,389
Rapid7 Inc., 0.25%, 03/15/27	3,405	2,799,489
Varonis Systems Inc., 1.25%, 08/15/25	1,480	1,613,481
Western Digital Corp., 1.50%, 02/01/24	5,990	5,756,689
Zscaler Inc., 0.13%, 07/01/25	6,557	7,167,785
		49,845,487
Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,275	3,510,288
Diversified Financial Services — 1.9%
Coinbase Global Inc., 0.50%, 06/01/26	8,175	5,567,175
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/23(a)	3,100	3,345,799
0.50%, 06/15/27	2,125	2,528,346
LendingTree Inc., 0.50%, 07/15/25	3,286	2,537,482
PRA Group Inc., 3.50%, 06/01/23	1,525	1,533,510
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	7,068	5,338,672
Upstart Holdings Inc., 0.25%, 08/15/26	3,900	2,358,369
		23,209,353
Electric — 0.8%
Array Technologies Inc., 1.00%, 12/01/28	2,425	2,737,413
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,397	3,491,980
Ormat Technologies Inc., 2.50%, 07/15/27(a)	2,450	2,983,414
		9,212,807

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.4%
Itron Inc., 0.00% 03/15/26(b)	$2,700	$2,284,470
Vishay Intertechnology Inc., 2.25%, 06/15/25	2,659	2,650,332
		4,934,802
Energy - Alternate Sources — 2.5%
Enphase Energy Inc.
0.00%, 03/01/26(b)	3,593	3,788,890
0.00%, 03/01/28(b)	3,265	3,518,625
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	2,850	2,720,981
0.00%, 11/15/25(a)(b)	3,420	3,511,040
2.50%, 06/15/26	2,850	2,719,214
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	3,735	5,016,964
Stem Inc., 0.50%, 12/01/28(a)	2,825	1,898,626
Sunnova Energy International Inc.
0.25%, 12/01/26	3,275	2,643,351
2.63%, 02/15/28(a)	3,425	2,880,288
Sunrun Inc., 0.00% 02/01/26(b)	2,350	1,669,393
		30,367,372
Entertainment — 2.4%
Cinemark Holdings Inc., 4.50%, 08/15/25	2,615	2,945,798
DraftKings Inc., 0.00% 03/15/28(b)	7,450	5,101,685
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,363	2,437,104
2.50%, 03/15/23	3,250	3,792,002
3.13%, 01/15/29	4,000	4,287,880
Marriott Vacations Worldwide Corp., 0.00% 01/15/26(b)	3,280	3,541,383
Penn National Gaming Inc., 2.75%, 05/15/26	1,889	3,163,641
Vail Resorts Inc., 0.00% 01/01/26(b)	3,275	3,114,492
		28,383,985
Food — 0.6%
Beyond Meat Inc., 0.00% 03/15/27(b)	7,075	1,753,256
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	1,775	1,953,369
Post Holdings Inc., 2.50%, 08/15/27(a)	3,275	3,568,571
		7,275,196
Health Care - Products — 5.0%
Alphatec Holdings Inc., 0.75%, 08/01/26	1,950	1,889,043
CONMED Corp., 2.25%, 06/15/27(a)	4,550	4,313,764
Envista Holdings Corp., 2.38%, 06/01/25	2,951	5,630,833
Exact Sciences Corp.
0.38%, 03/15/27	4,255	4,020,762
0.38%, 03/01/28	6,560	5,870,085
1.00%, 01/15/25	1,800	2,108,142
Glaukos Corp., 2.75%, 06/15/27	1,648	2,001,117
Haemonetics Corp., 0.00% 03/01/26(b)	2,945	2,513,734
Insulet Corp., 0.38%, 09/01/26	4,565	6,308,145
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,268	3,191,758
Lantheus Holdings Inc., 2.63%, 12/15/27	3,275	3,511,946
LivaNova USA Inc., 3.00%, 12/15/25	1,645	1,887,637
Natera Inc., 2.25%, 05/01/27	1,689	2,299,117
Novocure Ltd., 0.00% 11/01/25(b)	3,285	3,179,486
NuVasive Inc., 0.38%, 03/15/25	3,016	2,698,234
Omnicell Inc., 0.25%, 09/15/25	3,283	2,998,627
Repligen Corp., 0.38%, 07/15/24	1,629	2,755,144
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	4,600	773,536
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,700	1,547,850
		59,498,960
Health Care - Services — 1.0%
Accolade Inc., 0.50%, 04/01/26	1,775	1,375,022
Invitae Corp., 2.00%, 09/01/24	2,055	1,636,602
Security	Par (000)	Value

Health Care - Services (continued)
Oak Street Health Inc., 0.00% 03/15/26(b)	$5,425	$4,663,221
Teladoc Health Inc., 1.25%, 06/01/27	5,690	4,563,608
		12,238,453
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.63%, 03/01/24	2,385	2,508,281
Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	2,700	2,447,631
Winnebago Industries Inc., 1.50%, 04/01/25	1,775	2,085,465
		4,533,096
Internet — 20.3%
Airbnb Inc., 0.00% 03/15/26(b)	11,400	9,802,860
Booking Holdings Inc., 0.75%, 05/01/25	4,906	7,000,126
Etsy Inc.
0.13%, 10/01/26	3,707	6,379,154
0.13%, 09/01/27	3,823	3,942,431
0.25%, 06/15/28	5,700	5,139,348
Expedia Group Inc., 0.00% 02/15/26(b)	5,695	5,185,354
Farfetch Ltd., 3.75%, 05/01/27	2,350	2,062,713
Fiverr International Ltd., 0.00% 11/01/25(b)	2,714	2,292,000
fuboTV Inc., 3.25%, 02/15/26	2,475	1,153,647
Hello Group Inc., 1.25%, 07/01/25	3,103	3,012,641
iQIYI Inc.
2.00%, 04/01/25, (Put 04/01/23)	6,844	6,705,204
4.00%, 12/15/26	5,135	4,458,669
JOYY Inc.
0.75%, 06/15/25	2,855	2,760,699
1.38%, 06/15/26	2,850	2,570,016
Lyft Inc., 1.50%, 05/15/25	4,415	4,047,275
Magnite Inc., 0.25%, 03/15/26	2,475	2,002,077
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,275	3,149,240
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,285	3,226,264
MercadoLibre Inc., 2.00%, 08/15/28	2,500	6,804,175
Okta Inc.
0.13%, 09/01/25	6,045	5,344,808
0.38%, 06/15/26	6,552	5,592,656
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	5,575	2,822,901
Palo Alto Networks Inc.
0.38%, 06/01/25	11,388	18,698,185
0.75%, 07/01/23	9,625	17,240,396
Perficient Inc., 0.13%, 11/15/26	2,245	1,805,002
Pinduoduo Inc., 0.00% 12/01/25(b)	11,390	11,008,663
Q2 Holdings Inc.
0.13%, 11/15/25	2,075	1,773,212
0.75%, 06/01/26	1,855	1,596,617
RealReal Inc., 1.00%, 03/01/28	1,700	666,825
Sea Ltd.
0.25%, 09/15/26	16,375	12,706,509
2.38%, 12/01/25	6,550	6,965,466
Shopify Inc., 0.13%, 11/01/25	5,237	4,598,400
Snap Inc.
0.00%, 05/01/27(b)	6,550	4,831,738
0.13%, 03/01/28(a)	8,550	6,140,268
0.25%, 05/01/25	1,623	1,558,323
0.75%, 08/01/26	4,765	4,425,923
Spotify USA Inc., 0.00% 03/15/26(b)	8,545	7,134,391
TechTarget Inc., 0.00% 12/15/26(b)	2,625	2,089,710
TripAdvisor Inc., 0.25%, 04/01/26	2,025	1,714,163
Uber Technologies Inc., 0.00% 12/15/25(b)	6,545	5,691,663
Upwork Inc., 0.25%, 08/15/26	3,275	2,572,873

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Vnet Group Inc., 0.00% 02/01/26(b)	$3,425	$2,950,775
Wayfair Inc.
0.63%, 10/01/25	7,410	5,686,508
1.00%, 08/15/26	5,495	4,200,927
3.25%, 09/15/27(a)	3,975	4,770,795
Wix.com Ltd., 0.00% 08/15/25(b)	4,497	3,858,696
Ziff Davis Inc., 1.75%, 11/01/26(a)	3,131	3,320,989
Zillow Group Inc.
0.75%, 09/01/24	3,475	4,080,936
1.38%, 09/01/26	2,850	3,391,899
2.75%, 05/15/25	3,225	3,337,907
		244,272,017
Iron & Steel — 0.7%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,669	4,033,890
U.S. Steel Corp., 5.00%, 11/01/26	2,005	4,458,438
		8,492,328
Leisure Time — 3.5%
Callaway Golf Co., 2.75%, 05/01/26	1,523	2,304,939
Carnival Corp.
5.75%, 10/01/24	2,425	3,182,328
5.75%, 12/01/27(a)	6,450	7,185,622
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51
(Call 03/27/25)(a)	2,025	1,626,642
NCL Corp. Ltd.
1.13%, 02/15/27	6,550	5,007,213
2.50%, 02/15/27(a)	2,700	2,133,837
5.38%, 08/01/25	2,555	2,936,487
Peloton Interactive Inc., 0.00% 02/15/26(b)	5,885	4,565,877
Royal Caribbean Cruises Ltd.
4.25%, 06/15/23	2,067	2,178,742
6.00%, 08/15/25(a)	6,550	10,027,657
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	2,425	1,403,808
		42,553,152
Lodging — 0.6%
Huazhu Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	2,854	3,818,652
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	3,275	3,539,030
		7,357,682
Machinery — 0.7%
Chart Industries Inc., 1.00%, 11/15/24	1,445	3,291,349
Middleby Corp. (The), 1.00%, 09/01/25	4,257	5,561,898
		8,853,247
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27	4,058	4,376,431
John Bean Technologies Corp., 0.25%, 05/15/26	2,300	2,124,326
		6,500,757
Media — 5.0%
Cable One Inc.
0.00%, 03/15/26(b)	3,275	2,653,208
1.13%, 03/15/28	1,966	1,516,769
DISH Network Corp.
0.00%, 12/15/25(b)	11,385	7,554,517
2.38%, 03/15/24	5,960	5,545,363
3.38%, 08/15/26	17,083	11,151,270
Liberty Broadband Corp.
1.25%, 09/30/50 (Call 10/05/23)(a)	4,700	4,549,788
2.75%, 09/30/50 (Call 10/05/23)(a)	3,268	3,200,320
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,950	2,143,382
Liberty Latin America Ltd., 2.00%, 07/15/24	2,371	2,171,717
Security	Par (000)	Value

Media (continued)
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	$5,250	$5,503,837
1.38%, 10/15/23	4,495	5,878,291
2.13%, 03/31/48 (Call 04/07/23)(a)	2,203	2,110,849
2.75%, 12/01/49 (Call 12/01/24)(a)	3,337	3,080,385
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27(a)	2,700	2,831,247
		59,890,943
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27(a)	1,700	1,541,050

Mining — 0.5%
Lithium Americas Corp., 1.75%, 01/15/27	2,575	2,244,344
MP Materials Corp., 0.25%, 04/01/26(a)	3,925	3,925,550
		6,169,894
Oil & Gas — 2.5%
CNX Resources Corp., 2.25%, 05/01/26	1,885	2,729,895
EQT Corp., 1.75%, 05/01/26	2,440	5,479,020
Northern Oil & Gas Inc., 3.63%, 04/15/29(a)	2,850	3,254,757
Pioneer Natural Resources Co., 0.25%, 05/15/25	5,374	12,660,822
Transocean Inc.
4.00%, 12/15/25	1,675	2,574,977
4.63%, 09/30/29(a)	1,700	3,692,315
		30,391,786
Pharmaceuticals — 3.4%
Aphria Inc., 5.25%, 06/01/24(a)	1,600	1,518,496
Ascendis Pharma A/S, 2.25%, 04/01/28(a)	3,400	3,540,284
Dexcom Inc., 0.25%, 11/15/25	6,920	7,279,356
DexCom Inc., 0.75%, 12/01/23	4,379	11,411,849
Herbalife Nutrition Ltd.
2.63%, 03/15/24	1,035	970,002
4.25%, 06/15/28	1,625	2,050,913
Jazz Investments I Ltd.
1.50%, 08/15/24	3,347	3,302,217
2.00%, 06/15/26	5,700	6,718,362
Pacira BioSciences Inc., 0.75%, 08/01/25	2,285	2,094,225
Revance Therapeutics Inc., 1.75%, 02/15/27	1,646	2,122,583
		41,008,287
Real Estate — 0.6%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	1,625	1,500,980
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%, 06/15/26	2,475	1,878,104
Redfin Corp.
0.00%, 10/15/25(b)	3,758	2,456,191
0.50%, 04/01/27	3,275	1,650,993
		7,486,268
Real Estate Investment Trusts — 1.2%
Arbor Realty Trust Inc., 7.50%, 08/01/25(a)	1,775	1,816,517
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	1,847	1,681,934
Pebblebrook Hotel Trust, 1.75%, 12/15/26	4,270	3,872,890
PennyMac Corp., 5.50%, 03/15/26	1,960	1,786,520
Summit Hotel Properties Inc., 1.50%, 02/15/26	1,770	1,639,976
Two Harbors Investment Corp., 6.25%, 01/15/26	1,675	1,488,639
Uniti Group Inc., 7.50%, 12/01/27	1,800	1,842,858
		14,129,334
Retail — 1.3%
Burlington Stores Inc., 2.25%, 04/15/25	2,902	3,585,131
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,025	1,762,519
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	1,775	1,599,115

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Guess? Inc., 2.00%, 04/15/24	$1,700	$1,894,582
National Vision Holdings Inc., 2.50%, 05/15/25	2,297	3,269,366
Patrick Industries Inc., 1.75%, 12/01/28	1,525	1,389,062
Shake Shack Inc., 0.00% 03/01/28(b)	1,550	1,158,920
Vroom Inc., 0.75%, 07/01/26	2,400	824,520
		15,483,215
Semiconductors — 3.5%
Impinj Inc., 1.13%, 05/15/27	1,625	2,227,306
MACOM Technology Solutions Holdings Inc., 0.25%,
03/15/26	2,550	2,633,666
Microchip Technology Inc., 0.13%, 11/15/24	3,925	4,345,485
ON Semiconductor Corp., 0.00% 05/01/27(b)	4,575	6,859,892
Semtech Corp., 1.63%, 11/01/27(a)	1,825	2,023,067
Silicon Laboratories Inc., 0.63%, 06/15/25	3,041	4,181,497
Wolfspeed Inc.
0.25%, 02/15/28(a)	4,425	4,055,778
1.75%, 05/01/26	3,276	5,634,655
1.88%, 12/01/29(a)	9,975	9,681,635
		41,642,981
Software — 16.5%
1Life Healthcare Inc., 3.00%, 06/15/25	1,875	1,795,913
Akamai Technologies Inc.
0.13%, 05/01/25	6,537	7,024,987
0.38%, 09/01/27	6,551	6,510,449
Alteryx Inc.
0.50%, 08/01/24	2,350	2,183,691
1.00%, 08/01/26	2,367	1,991,594
Avaya Inc., 8.00%, 12/15/27	1,650	542,718
Bandwidth Inc., 0.50%, 04/01/28	1,483	964,944
Bentley Systems Inc.
0.13%, 01/15/26	3,940	3,649,386
0.38%, 07/01/27	3,275	2,728,370
BigCommerce Holdings Inc., 0.25%, 10/01/26	1,975	1,495,391
Bilibili Inc.
0.50%, 12/01/26	2,550	2,217,480
1.25%, 06/15/27	4,259	4,493,288
1.38%, 04/01/26	2,440	3,088,210
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	6,545	6,870,614
0.00%, 04/01/27(b)	3,275	2,643,613
Blackline Inc.
0.00%, 03/15/26(b)	6,540	5,666,975
0.13%, 08/01/24	1,463	1,675,501
Box Inc., 0.00% 01/15/26(b)	1,975	2,648,120
Ceridian HCM Holding Inc., 0.25%, 03/15/26	3,275	2,969,410
Cloudflare Inc., 0.00% 08/15/26(b)	7,375	6,139,687
Confluent Inc., 0.00% 01/15/27(b)	6,475	5,052,378
Coupa Software Inc.
0.13%, 06/15/25	4,575	4,466,572
0.38%, 06/15/26	7,857	7,653,504
Datadog Inc., 0.13%, 06/15/25	4,404	4,825,991
DigitalOcean Holdings Inc., 0.00% 12/01/26(b)	8,550	6,605,131
DocuSign Inc, 0.00% 01/15/24(b)	3,760	3,572,902
Dropbox Inc.
0.00%, 03/01/26(b)	3,965	3,640,703
0.00%, 03/01/28(b)	3,945	3,573,854
Envestnet Inc., 0.75%, 08/15/25	4,560	4,238,839
Everbridge Inc., 0.00% 03/15/26(b)	2,200	1,871,518
Fastly Inc., 0.00% 03/15/26(b)	4,075	3,164,400
Five9 Inc., 0.50%, 06/01/25	4,410	4,166,303
Security	Par/ Shares (000)	Value

Software (continued)
Guidewire Software Inc., 1.25%, 03/15/25	$2,274	$2,188,998
HubSpot Inc., 0.38%, 06/01/25	2,614	3,620,468
Jamf Holding Corp., 0.13%, 09/01/26	2,300	1,924,916
LivePerson Inc., 0.00% 12/15/26(b)	3,085	2,291,014
MicroStrategy Inc.
0.00%, 02/15/27(b)	5,975	2,655,828
0.75%, 12/15/25	3,700	2,741,737
MongoDB Inc., 0.25%, 01/15/26	6,539	8,018,972
New Relic Inc., 0.50%, 05/01/23	1,650	1,628,171
NextGen Healthcare Inc., 3.75%, 11/15/27(a)	1,700	1,781,124
Nutanix Inc., 0.25%, 10/01/27	3,275	2,840,997
PagerDuty Inc., 1.25%, 07/01/25	1,775	1,879,583
Pegasystems Inc., 0.75%, 03/01/25	3,407	2,973,834
Porch Group Inc., 0.75%, 09/15/26(a)	2,500	1,507,900
Progress Software Corp., 1.00%, 04/15/26	2,125	2,233,906
RingCentral Inc.
0.00%, 03/01/25(b)	5,703	4,998,394
0.00%, 03/15/26(b)	3,696	2,970,253
Splunk Inc.
0.50%, 09/15/23	4,568	4,449,095
1.13%, 09/15/25	4,906	4,835,501
1.13%, 06/15/27	7,191	6,207,846
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	2,003	1,602,400
Tyler Technologies Inc., 0.25%, 03/15/26	3,415	3,242,440
Unity Software Inc., 0.00% 11/15/26(b)	9,825	7,586,865
Verint Systems Inc., 0.25%, 04/15/26	1,935	1,726,330
Workiva Inc., 1.13%, 08/15/26	2,025	2,551,601
		198,590,609
Telecommunications — 0.8%
GDS Holdings Ltd., 2.00%, 06/01/25, (Put 06/01/23)	1,720	1,700,650
Infinera Corp., 3.75%, 08/01/28(a)	2,200	2,914,934
InterDigital Inc., 3.50%, 06/01/27(a)	2,625	2,885,426
Nice Ltd., 0.00% 09/15/25(b)	2,629	2,508,434
		10,009,444
Transportation — 1.1%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,582	1,673,519
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	1,700	2,866,761
CryoPort Inc., 0.75%, 12/01/26(a)	2,450	1,934,569
ZTO Express Cayman Inc., 1.50%, 09/01/27, (Put 09/02/25)(a)	5,700	6,343,986
		12,818,835
Trucking & Leasing — 0.2%
Greenbrier Companies Inc., 2.88%, 04/15/28	2,300	1,977,678

Total Convertible Bonds — 99.4%
(Cost: $1,493,480,539)		1,196,008,222

Common Stocks

Media — 0.1%
Gannett Co. Inc.(c)(d)	250	565,000

Total Common Stocks — 0.1%
(Cost $1,444,315)		565,000

Total Long-Term Investments — 99.5%
(Cost: $1,494,924,854)		1,196,573,222

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	254	$254,036
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	6,310	6,310,000

Total Short-Term Securities — 0.5%
(Cost: $6,564,010)		6,564,036

Total Investments — 100.0%
(Cost: $1,501,488,864)		1,203,137,258

Liabilities in Excess of Other Assets — (0.0)%		(464,769)

Net Assets — 100.0%		$1,202,672,489

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$310,355	$—	$(56,555	)(a)	$124	$112	$254,036	254	$220	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,280,000	—	(3,970,000	)(a)	—	—	6,310,000	6,310	125,158		14
					$124	$112	$6,564,036		$125,378		$14

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,196,008,222	$—	$1,196,008,222
Common Stocks	565,000	—	—	565,000
Short-Term Securities
Money Market Funds	6,564,036	—	—	6,564,036
	$7,129,036	$1,196,008,222	$—	$1,203,137,258